Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Salaries and bonus		₨ 525,825	₨ 507,629	₨ 524,484
Contribution to provident and other funds		25,565	20,306	19,227
Share based compensation	[1]	4,465	5,542	5,590
Total employee cost	[2]	₨ 555,855	₨ 533,477	₨ 549,301

[1]	Includes ₹ 6, ₹ (9) and ₹ Nil for the years ended March 31, 2024, 2025 and 2026, respectively, towards cash settled ADSs and RSUs.
[2]	Employee compensation includes impact of past service cost on gratuity and remeasurement of leave encashment due to implementation of new labour code amounting to ₹ 2,756 for the year ended March 31, 2026.